Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Jan. 11, 2021	Jan. 06, 2021	Jul. 07, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Gain (Loss) on Investments	$ 4,168					$ 52,152
Net Income (Loss) Attributable to Parent	3,374,118	$ (10,445,389)	$ 1,528,079	$ (20,233)	$ (32,821)	(5,543,192)
Cash equivalents	0				0	0
Unrecognized tax benefits	0				0	0
Unrecognized tax benefits accrued for interest and penalties	0				0	0
Cash that is insured with federal insurance	250,000				250,000	250,000
Income from investments held in Trust Account	4,168					52,152
Net income (loss)	3,374,118	(10,445,389)	1,528,079	(20,233)	(32,821)	(5,543,192)
Minimum net intangible assets required to redemption of common stock	5,000,001					5,000,001
Additional Paid in Capital					24,310
Accumulated deficit	(35,151,299)				(32,821)	(35,151,299)
Total shareholders' deficit	$ (35,150,609)	(38,524,727)	(28,079,338)	$ 4,767	$ (7,821)	$ (35,150,609)			$ 0
Initial Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Other offering costs							$ 15,800,000
Class A Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Anti-dilutive securities attributable to warrants (in shares)						14,213,333
Reclassifications of permanent equity to temporary equity						3,548,601
Common shares, shares outstanding (in shares)	27,600,000				0	27,600,000
Class A Ordinary shares | Initial Public Offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional Paid in Capital	$ (5,900,000)					$ (5,900,000)
Accumulated deficit	$ 29,600,000					$ 29,600,000
Class A Common Stock Subject to Redemption
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary equity, shares outstanding	27,600,000				0	27,600,000
Class A common stock subject to possible redemption, outstanding (in shares)	27,600,000				0	27,600,000
Reclassifications Of equity to temporary quity		$ 43,500,000	$ 33,100,000
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	$ 276,000,000					$ 276,000,000
Class B Ordinary shares
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common shares, shares outstanding (in shares)	6,900,000				6,900,000	6,900,000		6,900,000